11. STOCK OPTION PLANS (Details - Option activity) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding
Options Outstanding	347,000
Options exercisable	347,000
Stock Options [Member]
Options Outstanding
Options Outstanding	367,000	477,000	100,000
Options granted	0	0	377,000
Options cancelled	(20,000)	(110,000)
Options exercised	0	0
Options Outstanding	347,000	367,000	477,000
Options exercisable	347,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, beginning	$ 3.00	$ 2.90	$ 7.30
Option granted	0	0	1.70
Option cancelled	22.90	2.50
Options exercised	0	0
Weighted Average Exercise Price Outstanding, ending	1.90	$ 3.00	$ 2.90
Weighted Average Exercise Price Exercisable	$ 1.90
Weighted Average Remaining Contractual Life (Years)
Options Outstanding	5 years 29 days
Options exercisable	5 years 29 days
Aggregate Intrinsic Value
Options Outstanding	$ 0	$ 0	$ 0
Options exercisable	$ 0	$ 0	$ 0